Concentration and risks	12 Months Ended
Dec. 31, 2025
Concentration and risks
Concentration and risks

4. Concentration and risks

(a)	Concentration of customers and suppliers

There were one, nil and nil customers that accounted for more than 10% of the Group’s total revenues for the years ended December 31, 2023, 2024 and 2025, respectively.

	For the Year
	Ended
	December 31,
Revenues	2023	2024	2025
Customer A	11%	*	*

Accounts receivable is typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations. There were nil and one customer that accounted for more than 10% of the Group’s accounts receivable, net as of December 31, 2024 and 2025, respectively.

	As of
	December 31,
Accounts receivable	2024	2025
Customer C	*	15%

There was nil, nil and one single suppliers, e.g. advertising agencies, which individually accounted for more than 10% of the Group’s total costs and expenses for the years ended December 31, 2023, 2024 and 2025, respectively.

	For the Year
	Ended
	December 31,
Costs	2023	2024	2025
Supplier II	*	*	10%

There were one and one supplier that accounted for more than 10% of the Group’s accounts payable as of December 31, 2024 and 2025, respectively as follows:

	As of
	December 31,
Accounts payable	2024	2025
Supplier I	14%	16%

*The percentage was below 10% for the period.

(b)	Credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted time deposit, and accounts receivable. Under PRC law, it is generally required that a commercial bank in the PRC that holds third-party cash deposits protect the depositors’ rights over principal and interests in their deposited money; PRC banks are subject to a series of risk control regulatory standards; and PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. Accounts receivable is typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Group performs on its ongoing credit evaluations of its customers’ financial conditions and ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses and these losses have generally been within expectations.

(c)	Foreign currency risk

The Group’s operating transactions are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (the ”PBOC”). Remittances in currencies other than RMB by the Group in China must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to effect the remittance.